INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 17. INCOME TAXES

The Company records income taxes using the liability method. Under this method, deferred tax assets and are computed for the expected future impact of temporary differences between the financial statement and income tax bases of assets and liabilities using current income tax rates and for the expected future tax benefit to be derived from tax loss and tax credit carryforwards. ASC 740 provides detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in the financial statements. Tax positions must meet a “more-likely-than-not” recognition threshold before a benefit is recognized in the financial statements.

At December 31, 2022, the Company had $233.6 million of cumulative net operating loss carryforwards for federal income tax purposes that were available to offset future taxable income through the year 2037. At December 31, 2022, the Company had $74.7 million of cumulative net operating loss carryforwards for federal income tax purposes that were available to offset future taxable income indefinitely. Under the Internal Revenue Code, the future utilization of net operating losses may be limited in certain circumstances where there is a significant ownership change. The Company prepared an analysis for the year ended December 31, 2012 and determined that a significant change in ownership had occurred as a result of the cumulative effect of the sales of common stock through its offerings. Such change limited the Company’s utilizable net operating loss carryforwards to $298.4 million for the year ended December 31, 2022. Available net operating loss carryforwards may be further limited in the event of another significant ownership change.

Deferred income taxes reflect an estimate of the cumulative temporary differences recognized for financial reporting purposes from that recognized for income tax reporting purposes. At December 31, 2022 and 2021, the components of these temporary differences and the deferred tax asset were as follows:

	As of December 31,
	2022	2021
Deferred Tax Asset
Accrued expenses	$388,000	$104,000
Inventory allowance	83,000	98,000
Other	7,000	5,000
Operating lease liability	1,122,000	1,280,000
Tax effect of NOL carryforward	76,089,000	74,167,000
Share-based compensation	1,348,000	—
Depreciation	(52,000)	596,000
Section 174 costs	355,000	—
Warranty reserve	5,000	5,000
Gross Deferred Tax Asset	79,345,000	76,255,000
Valuation allowance	(78,261,000)	(75,003,000)
Net Deferred Tax Asset	$1,084,000	$1,252,000
Operating lease right-of-use asset, net	(1,064,000)	(1,231,000)
Amortization	(20,000)	(21,000)
Net Deferred Tax Liability	$(1,084,000)	$(1,252,000)
Total	—	—

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical losses and projections of future taxable income over the periods in which the deferred tax assets are deductible, management believes it is not more-likely-than-not that the Company will realize the benefits of these deductible differences at December 31, 2022. The Company’s deferred tax valuation allowance of $78.3 million reflected above is an increase of $3.3 million from the valuation allowance reflected as of December 31, 2021 of $75.0 million.

As of December 31, 2022, the Company has not recorded a liability for uncertain tax positions. The Company recognizes interest and penalties related to uncertain tax positions in income tax (benefit)/expense. No interest and penalties related to uncertain tax positions were accrued at December 31, 2022.

The Company’s effective tax rate for the years ended December 31, 2022 and 2021 differs from the statutory rate due to the following (expressed as a percentage of pre-tax income):

	2022	2021
Federal statutory rate	21.0%	21.0%
State statutory rate	3.1%	5.4%
Permanent tax differences	(2.9)%	(3.9)%
Derivative/Warrant Revaluation	—%	—%
Debt Discount	—%	12.7%
Deferred true-ups	(3.3)%	4.9%
Deferred rate change	(1.4)%	—%
Other	—%	0.7%
Change in valuation allowance	(16.5)%	(40.8)%
Effective tax rate	—%	—%